Cost of Revenue (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost of Revenue (Details) [Line Items]
Cost of revenue	125.00%	56.00%	88.00%
Trade payable from these suppliers (in Euro)	€ 126,521	€ 37,853	€ 6,112
Related parties [member]
Cost of Revenue (Details) [Line Items]
Cost of revenue	0.00%	72.00%	26.00%